LVIP Delaware Mid Cap Value Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.64%
Automobile Components–0.84%
†Aptiv PLC	71,800	$7,078,762
		7,078,762
Banks–3.89%
East West Bancorp, Inc.	192,800	10,162,488
Hancock Whitney Corp.	185,550	6,863,494
KeyCorp	846,650	9,109,954
Synovus Financial Corp.	243,050	6,756,790
		32,892,726
Building Products–0.66%
Johnson Controls International PLC	104,545	5,562,839
		5,562,839
Capital Markets–3.16%
Affiliated Managers Group, Inc.	59,450	7,748,713
Raymond James Financial, Inc.	119,225	11,973,767
State Street Corp.	105,600	7,070,976
		26,793,456
Chemicals–2.57%
Celanese Corp.	77,050	9,671,316
Huntsman Corp.	264,450	6,452,580
Olin Corp.	112,100	5,602,758
		21,726,654
Communications Equipment–1.22%
†Ciena Corp.	219,400	10,368,844
		10,368,844
Construction & Engineering–4.00%
AECOM	142,700	11,849,808
MDU Resources Group, Inc.	260,550	5,101,569
Quanta Services, Inc.	90,390	16,909,257
		33,860,634
Construction Materials–1.71%
†Knife River Corp.	65,162	3,181,860
Vulcan Materials Co.	55,750	11,262,615
		14,444,475
Consumer Finance–1.86%
Ally Financial, Inc.	338,750	9,037,850
Synchrony Financial	220,250	6,733,043
		15,770,893
Consumer Staples Distribution & Retail–0.81%
†U.S. Foods Holding Corp.	172,700	6,856,190
		6,856,190
Containers & Packaging–2.83%
Berry Global Group, Inc.	147,382	9,124,420
Crown Holdings, Inc.	90,750	8,029,560
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding Co.	303,600	$6,764,208
		23,918,188
Electric Utilities–3.45%
Edison International	143,400	9,075,786
NRG Energy, Inc.	308,400	11,879,568
Xcel Energy, Inc.	143,750	8,225,375
		29,180,729
Electrical Equipment–2.58%
AMETEK, Inc.	64,800	9,574,848
Regal Rexnord Corp.	85,750	12,251,960
		21,826,808
Electronic Equipment, Instruments & Components–2.83%
†Flex Ltd.	607,341	16,386,060
†Keysight Technologies, Inc.	56,950	7,535,055
		23,921,115
Entertainment–1.06%
Electronic Arts, Inc.	74,200	8,933,680
		8,933,680
Financial Services–0.53%
†Fiserv, Inc.	39,450	4,456,272
		4,456,272
Food Products–3.02%
Campbell Soup Co.	137,900	5,664,932
Conagra Brands, Inc.	233,900	6,413,538
Kellogg Co.	154,200	9,176,442
Tyson Foods, Inc. Class A	86,000	4,342,140
		25,597,052
Ground Transportation–0.90%
JB Hunt Transport Services, Inc.	40,350	7,606,782
		7,606,782
Health Care Equipment & Supplies–3.05%
STERIS PLC	42,600	9,347,292
Teleflex, Inc.	35,200	6,913,632
Zimmer Biomet Holdings, Inc.	85,250	9,566,755
		25,827,679
Health Care Providers & Services–2.31%
Cencora, Inc.	62,200	11,194,134
Quest Diagnostics, Inc.	68,850	8,390,061
		19,584,195
Hotel & Resort REITs–1.13%
Host Hotels & Resorts, Inc.	596,800	9,590,576
		9,590,576
LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.59%
Darden Restaurants, Inc.	54,870	$7,858,481
Marriott International, Inc. Class A	71,790	14,111,043
		21,969,524
Household Durables–1.86%
DR Horton, Inc.	146,583	15,753,275
		15,753,275
Insurance–7.24%
Allstate Corp.	96,300	10,728,783
Assurant, Inc.	72,800	10,452,624
Globe Life, Inc.	82,300	8,948,479
Hartford Financial Services Group, Inc.	225,400	15,983,114
Reinsurance Group of America, Inc.	104,400	15,157,836
		61,270,836
IT Services–1.40%
†Akamai Technologies, Inc.	111,200	11,847,248
		11,847,248
Leisure Products–0.62%
Polaris, Inc.	50,490	5,258,029
		5,258,029
Life Sciences Tools & Services–1.01%
Agilent Technologies, Inc.	76,800	8,587,776
		8,587,776
Machinery–4.12%
ITT, Inc.	128,700	12,601,017
Oshkosh Corp.	89,600	8,550,528
Parker-Hannifin Corp.	35,200	13,711,104
		34,862,649
Metals & Mining–1.02%
Reliance Steel & Aluminum Co.	33,000	8,653,590
		8,653,590
Multi-Utilities–3.17%
CMS Energy Corp.	165,250	8,776,427
Public Service Enterprise Group, Inc.	195,200	11,108,832
WEC Energy Group, Inc.	86,800	6,991,740
		26,876,999
Oil, Gas & Consumable Fuels–7.37%
APA Corp.	211,500	8,692,650
Coterra Energy, Inc.	427,850	11,573,343
Devon Energy Corp.	163,880	7,817,076
Hess Corp.	58,750	8,988,750
Marathon Oil Corp.	493,400	13,198,450
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	85,750	$12,151,632
		62,421,901
Paper & Forest Products–0.74%
Louisiana-Pacific Corp.	112,800	6,234,456
		6,234,456
Passenger Airlines–0.72%
Southwest Airlines Co.	225,100	6,093,457
		6,093,457
Professional Services–3.99%
†CACI International, Inc. Class A	30,150	9,464,989
Concentrix Corp.	59,300	4,750,523
KBR, Inc.	260,070	15,328,526
ManpowerGroup, Inc.	57,400	4,208,568
		33,752,606
Residential REITs–1.91%
American Homes 4 Rent Class A	249,970	8,421,490
Apartment Income REIT Corp.	251,609	7,724,396
		16,145,886
Retail REITs–1.34%
Kimco Realty Corp.	274,050	4,820,540
Spirit Realty Capital, Inc.	195,600	6,558,468
		11,379,008
Semiconductors & Semiconductor Equipment–3.68%
†ON Semiconductor Corp.	153,050	14,225,997
†Qorvo, Inc.	55,250	5,274,718
Teradyne, Inc.	115,900	11,643,314
		31,144,029
Software–1.99%
†Synopsys, Inc.	36,700	16,844,199
		16,844,199
Specialized REITs–2.07%
Extra Space Storage, Inc.	45,168	5,491,525
Outfront Media, Inc.	381,700	3,855,170
VICI Properties, Inc.	282,110	8,209,401
		17,556,096
Specialty Retail–2.27%
†AutoZone, Inc.	3,500	8,889,965
Ross Stores, Inc.	91,400	10,323,630
		19,213,595
Textiles, Apparel & Luxury Goods–0.75%
†Capri Holdings Ltd.	120,150	6,321,092
		6,321,092
LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–3.37%
United Rentals, Inc.	24,700	$10,980,879
WESCO International, Inc.	121,900	17,531,658
		28,512,537
Total Common Stock (Cost $556,356,574)		826,497,337

MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	83,890	83,890
Total Money Market Fund (Cost $83,890)		83,890

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–2.33%
Discounted Commercial Paper–2.33%
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.38% 10/2/23	19,725,000	$19,722,096
		19,722,096
Total Short-Term Investment (Cost $19,722,096)		19,722,096

TOTAL INVESTMENTS–99.98% (Cost $576,162,560)	846,303,323
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	204,020
NET ASSETS APPLICABLE TO 23,487,014 SHARES OUTSTANDING–100.00%	$846,507,343

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Mid Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Mid Cap Value Fund–4

LVIP Delaware Mid Cap Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$826,497,337	$—	$—	$826,497,337
Money Market Fund	83,890	—	—	83,890
Short-Term Investment	—	19,722,096	—	19,722,096
Total Investments	$826,581,227	$19,722,096	$—	$846,303,323
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund–5